Revenue and Other Income from Continuing Operations (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other revenue
Interest		$ 108,538	$ 201,174	$ 132,396
Total other revenue		108,538	201,174	132,396
Other income
R&D Tax Incentive	[1]	4,951,167	3,125,775	3,022,673
Total other income		4,951,167	3,125,775	3,022,673
Total revenue and other income from continuing operations		$ 5,059,705	$ 3,326,949	$ 3,155,069

[1]	The Company's research and development activities are eligible for a 43.5% offset under an Australian Government tax incentive for eligible expenditure from 1 July 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. For the year ended 30 June 2019 the Company has recorded an item in other income of A$4,951,167 (2018: A$3,125,775) to recognise this amount which relates to this financial year.